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                                                                January 21, 1998

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                                           Evergreen Money Market Trust
                                      (Evergreen Treasury Money Market Fund)
                                       -Registration Statement on Form N-14
                                                  CIK 0000757440
                                               (File No. 333-41253)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus/Proxy Statement and Statement of Additional Information for Evergreen Treasury Money Market Fund does not differ from that contained in Pre-Effective Amendment No. 2 (the "Amendment") to Evergreen Fixed Income Trust's Registration Statement on Form N-14. The Amendment was filed electronically on January 14, 1998 and declared effective on January 20, 1998.

         Any comments on this filing should be directed to the me at (202) 775-8190.

                                                     Very truly yours,
                                                     /s/Robert N. Hickey
                                                     --------------------
                                                     Robert N. Hickey

Enclosures
cc:      Dorothy Bourassa, Esq.
         T. Hal Clarke, Esq.